Cover	Jun. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2024
Entity File Number	0-50273
Entity Registrant Name	Kaanapali Land, LLC
Entity Central Index Key	0001230058
Entity Tax Identification Number	01-0731997
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 N. Michigan Ave.
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	312
Local Phone Number	915-1987
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable